Consolidated Statements Of Changes Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Changes Of Cash Flows [Abstract]
Net income	$ 4,273	$ 1,346
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan and lease losses
Depreciation	248	208
Amortization, net	(41)	(92)
Deferred income tax	85	3
Revaluation of net deferred tax assets		979
Originations of loans held for sale	(233,855)	(22,777)
Proceeds from sale of loans held for sale	219,521	24,540
Net gains on sales of loans	(1,927)	(75)
Write-down of premises and equipment	33
Loss on sale of foreclosed assets		7
Earnings on bank owned life insurance	(138)	(135)
Stock-based compensation expense	376	246
Net change in:
Accrued interest receivable and other assets	(1,479)	(594)
Accrued interest payable and other liabilities	1,094	295
Net cash from (used by) operating activities	(11,810)	3,951
Available-for-sale securities:
Maturities, prepayments and calls	3,115	2,687
Purchases	(1,475)	(504)
Loan and lease originations and payments, net	(118,317)	(59,964)
Loans purchased	(25,958)
Additions to premises and equipment	(612)	(312)
Purchase of FRB Stock	(249)	(1,285)
Purchase of investment in joint ventures	(500)
Return of investment- joint ventures	230
Net cash used by investing activities	(143,766)	(59,378)
Cash flows from financing activities
Net change in deposits	160,758	43,664
Proceeds from FHLB advances and other debt	74,600	34,250
Repayments on FHLB advances and other debt	(68,600)	(34,250)
Net proceeds from issuance of subordinated debentures	9,612
Net change in advances by borrowers for taxes and insurance	338	81
Cash dividends paid on Series B preferred stock		(750)
Exercise of warrants to common stock	716	38
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(42)	(49)
Net cash from (used by) financing activities	177,382	42,984
Net change in cash and cash equivalents	21,806	(12,443)
Beginning cash and cash equivalents	45,498	57,941
Ending cash and cash equivalents	67,304	45,498
Supplemental cash flow information:
Interest paid	6,845	3,534
Income tax paid	968	1,230
Supplemental noncash disclosures:
Transfers from loans to repossessed assets	38
Loans issued to finance the sale of repossessed assets		197
Investment payable on limited partnerships	$ 500	$ 492